CAPITALIZED SOFTWARE FOR INTERNAL USE (Tables)	12 Months Ended
Dec. 31, 2014
CAPITALIZED SOFTWARE FOR INTERNAL USE
Schedule of balances of capitalized software for internal use

		December 31,
	Useful Life
		2014	2013
Capitalized software for internal use	3 years	$14,225	$13,638
Construction in progress		9,661	941

		23,886	14,579
Accumulated amortization		(10,650)	(8,015)

		$13,236	$6,564

Schedule of estimated future amortization expense for its capitalized software for internal use
2015	$3,915
2016	4,363
2017	3,345
2018	1,613

$13,236